PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 4,539	$ 5,130
Adjustment to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	4,750	6,042
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(980)	(980)
Net cash provided by financing activities	25,845	67,140
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,403	2,008
Cash and cash equivalents at beginning of year	25,743	23,735
CASH AND CASH EQUIVALENTS AT END OF YEAR	28,146	25,743
Parent company | Reportable legal entities
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	4,539	5,130
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(5,015)	(2,783)
Change in other assets		483
Net cash provided by operating activities	(476)	2,830
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(980)	(980)
Net cash provided by financing activities	(980)	(980)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,456)	1,850
Cash and cash equivalents at beginning of year	2,190	340
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 734	$ 2,190